Combined and Consolidated Statements of Equity (Parenthetical) (IPO)	Dec. 31, 2014
Haverhill Coke Company LLC and Middletown Coke Company LLC
Interest in Partnership (as a percent)	65.00%
Sun Coal & Coke
Interest in Partnership (as a percent)	35.00%